Interest-Bearing Deposits - Scheduled Maturities of Certificates of Deposit (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Banking and Thrift [Abstract]
2016	$ 124,120
2017	53,071
2018	14,539
2019	13,508
2020	5,314
Thereafter	497
Total	$ 211,049